Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600

Direct Dial - (215) 564-8011

August 30, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Franklin Limited Duration Income Trust (the "Fund") File Nos. 811-21357 Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of a meeting of shareholders, proxy statement, and forms of proxy cards to be furnished to the shareholders of the Fund in connection with a meeting of shareholders scheduled to be held on October 28, 2016.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.
Very truly yours, /s/ Michael D. Mabry Michael D. Mabry

cc: Alison White, Senior Counsel